BLACKROCK FUNDSSM

BlackRock USA Value Factor Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”), each dated December 20, 2016

Effective June 19, 2017, the Fund will change its name to iShares Edge MSCI USA Value Factor Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

Shareholders should retain this Supplement for future reference.

PR2SAI-USVFI-0417SUP